GENERAL AND ADMINISTRATIVE	12 Months Ended
Dec. 31, 2024
General And Administrative
GENERAL AND ADMINISTRATIVE

NOTE 14 - GENERAL AND ADMINISTRATIVE

	Year ended December 31,
	2024	2023	2022
	USD in thousands
Payroll and related expenses	1,288	1,458	1,756
Share-based payments to service providers	64	134	215
Professional services	673	898	1,340
Directors’ fees and insurance	207	326	405
Travel expenses	28	15	8
Rent and office maintenance	283	196	175
Other	134	92	90
	2,677	3,119	3,989